Financial Instruments and Risk Management - Credit and Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments [Abstract]
Percent of gross accounts receivable over 90 days past due (less than in 2019)	2.00%	1.00%
Allowance for doubtful accounts	$ 4.2	$ 5.3